Vessels, Net	6 Months Ended
Jun. 30, 2015
VESSELS, NET [Abstract]
VESSELS, NET
NOTE 4 — VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$1,194,603	$(168,450)	$1,026,153
Additions	163,745	(50,472)	113,273
Balance December 31, 2014	$1,358,348	$(218,922)	$1,139,426
Additions	147,840	(27,834)	120,006
Balance June 30, 2015	$1,506,188	$(246,756)	$1,259,432

On April 22, 2015, Navios Partners acquired from an unrelated third party the MSC Christina, a 2011 South Korean-built Container vessel of 13,100 TEU, for an acquisition cost of $147,840, of which $14,802 was transferred from vessel deposits. The acquisition was financed through existing cash and bank debt.
On October 28, 2014, Navios Partners acquired from an unrelated third party the YM Unity, a 2006-built Container vessel of 8,204 TEU, for an acquisition cost of $59,095.
On August 29, 2014, Navios Partners acquired from an unrelated third party the YM Utmost, a 2006-built Container vessel of 8,204 TEU, for an acquisition cost of $59,092.
On January 18, 2014, Navios Partners acquired from an unrelated third party the Navios Sun, a 2005-built Panamax vessel of 76,619 dwt, for an acquisition cost of $16,176, of which $1,583 was transferred from vessel deposits.
On January 7, 2014, Navios Partners acquired from an unrelated third party the Navios La Paix, a 2014-built Ultra-Handymax vessel of 61,485 dwt, for an acquisition cost of $28,478, of which $5,688 was transferred from vessel deposits.